Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠

October 31, 2020

RW36-QTLY-1220
1.858599.114

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	14,691	$152,494
Fidelity Series Blue Chip Growth Fund (a)	15,086	241,520
Fidelity Series Commodity Strategy Fund (a)	140,347	592,263
Fidelity Series Growth Company Fund (a)	24,288	619,096
Fidelity Series Intrinsic Opportunities Fund (a)	40,336	632,869
Fidelity Series Large Cap Stock Fund (a)	39,872	550,229
Fidelity Series Large Cap Value Index Fund (a)	17,084	195,614
Fidelity Series Opportunistic Insights Fund (a)	14,888	312,348
Fidelity Series Small Cap Discovery Fund (a)	6,630	68,619
Fidelity Series Small Cap Opportunities Fund (a)	17,432	225,744
Fidelity Series Stock Selector Large Cap Value Fund (a)	42,282	460,452
Fidelity Series Value Discovery Fund (a)	28,365	351,155
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,225,933)		4,402,403

International Equity Funds - 18.8%
Fidelity Series Canada Fund (a)	21,627	211,293
Fidelity Series Emerging Markets Fund (a)	22,312	215,312
Fidelity Series Emerging Markets Opportunities Fund (a)	89,774	1,930,142
Fidelity Series International Growth Fund (a)	34,847	627,596
Fidelity Series International Small Cap Fund (a)	11,447	200,903
Fidelity Series International Value Fund (a)	76,463	630,822
Fidelity Series Overseas Fund (a)	58,889	625,406
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,100,272)		4,441,474

Bond Funds - 46.1%
Fidelity Series Emerging Markets Debt Fund (a)	16,597	148,879
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,117	21,167
Fidelity Series Floating Rate High Income Fund (a)	3,737	32,957
Fidelity Series High Income Fund (a)	18,711	170,087
Fidelity Series Inflation-Protected Bond Index Fund (a)	205,679	2,190,481
Fidelity Series International Credit Fund (a)	485	5,029
Fidelity Series Investment Grade Bond Fund (a)	653,570	7,653,304
Fidelity Series Long-Term Treasury Bond Index Fund (a)	53,846	537,378
Fidelity Series Real Estate Income Fund (a)	10,166	101,250
TOTAL BOND FUNDS
(Cost $10,412,462)		10,860,532

Short-Term Funds - 16.4%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	3,205,738	3,205,738
Fidelity Series Short-Term Credit Fund (a)	63,552	649,503
TOTAL SHORT-TERM FUNDS
(Cost $3,837,930)		3,855,241
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,576,597)		23,559,650
NET OTHER ASSETS (LIABILITIES) - 0.0%		649
NET ASSETS - 100%		$23,560,299

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Series All-Sector Equity Fund	$143,535	$18,826	$12,230	$--	$(974)	$3,337	$152,494
Fidelity Series Blue Chip Growth Fund	250,751	75,062	51,038	48,341	13,611	(46,866)	241,520
Fidelity Series Canada Fund	197,722	30,252	9,257	--	11	(7,435)	211,293
Fidelity Series Commodity Strategy Fund	539,433	78,733	47,637	2,338	(6,507)	28,241	592,263
Fidelity Series Emerging Markets Debt Fund	138,625	17,129	3,392	1,782	(315)	(3,168)	148,879
Fidelity Series Emerging Markets Debt Local Currency Fund	--	21,167	--	--	--	--	21,167
Fidelity Series Emerging Markets Fund	194,066	24,300	10,638	--	115	7,469	215,312
Fidelity Series Emerging Markets Opportunities Fund	1,769,215	247,337	157,762	--	3,520	67,832	1,930,142
Fidelity Series Floating Rate High Income Fund	29,542	4,059	820	345	4	172	32,957
Fidelity Series Government Money Market Fund 0.14%	2,816,985	503,821	115,068	1,284	--	--	3,205,738
Fidelity Series Growth Company Fund	575,424	70,385	63,008	--	18,126	18,169	619,096
Fidelity Series High Income Fund	155,170	20,697	4,103	2,134	118	(1,795)	170,087
Fidelity Series Inflation-Protected Bond Index Fund	1,988,218	254,497	62,497	408	(70)	10,333	2,190,481
Fidelity Series International Credit Fund	5,002	64	--	37	--	(37)	5,029
Fidelity Series International Growth Fund	596,006	79,477	48,109	--	4,219	(3,997)	627,596
Fidelity Series International Small Cap Fund	176,079	21,251	4,515	--	(22)	8,110	200,903
Fidelity Series International Value Fund	594,145	93,843	33,968	--	(2,456)	(20,742)	630,822
Fidelity Series Intrinsic Opportunities Fund	583,593	74,510	39,912	8,177	447	14,231	632,869
Fidelity Series Investment Grade Bond Fund	6,950,369	1,342,756	255,149	328,976	(972)	(383,700)	7,653,304
Fidelity Series Large Cap Stock Fund	511,594	98,145	36,386	18,028	55	(23,179)	550,229
Fidelity Series Large Cap Value Index Fund	178,909	26,390	9,819	--	(123)	257	195,614
Fidelity Series Long-Term Treasury Bond Index Fund	498,715	102,545	23,721	2,518	(121)	(40,040)	537,378
Fidelity Series Opportunistic Insights Fund	295,536	43,560	32,682	--	5,780	154	312,348
Fidelity Series Overseas Fund	597,175	80,104	35,916	--	2,062	(18,019)	625,406
Fidelity Series Real Estate Income Fund	90,338	13,390	2,592	1,719	85	29	101,250
Fidelity Series Short-Term Credit Fund	647,615	4,422	--	4,386	--	(2,534)	649,503
Fidelity Series Small Cap Discovery Fund	63,508	9,417	4,812	--	582	(76)	68,619
Fidelity Series Small Cap Opportunities Fund	211,714	27,311	18,142	1,269	179	4,682	225,744
Fidelity Series Stock Selector Large Cap Value Fund	424,385	57,587	25,284	--	137	3,627	460,452
Fidelity Series Value Discovery Fund	322,262	43,208	22,771	--	292	8,164	351,155
	21,545,631	3,484,245	1,131,228	421,742	37,783	(376,781)	23,559,650

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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